Performance B.4.1. Share-based compensation - Plan awards and shares expected to vest (Details) $ in Millions	12 Months Ended				24 Months Ended	36 Months Ended	48 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued (in shares)	(207,092)	(136,047)
Shares still expected to vest (in shares)	512,211	447,391			512,211	512,211	512,211
2018 Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	237,196
Additional shares granted (in shares)	0
Revision for forfeitures (in shares)	(13,531)
Revision for cancellations (in shares)	(4,728)
Total before issuances (in shares)	218,927
Shares issued (in shares)	(97)
Shares still expected to vest (in shares)	218,830				218,830	218,830	218,830
Estimated cost over the vesting period (US$ millions) | $	$ 12				$ 12	$ 12	$ 12
2018 Deferred Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	262,317
Additional shares granted (in shares)	3,290
Revision for forfeitures (in shares)	(18,086)
Revision for cancellations (in shares)	0
Total before issuances (in shares)	247,521
Shares issued (in shares)	(18,747)
Shares still expected to vest (in shares)	228,774				228,774	228,774	228,774
Estimated cost over the vesting period (US$ millions) | $	$ 14				$ 14	$ 14	$ 14
2017 Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)		279,807
Additional shares granted (in shares)					2,868
Revision for forfeitures (in shares)					(34,556)
Revision for cancellations (in shares)					0
Total before issuances (in shares)					248,119
Shares issued (in shares)	(2,724)	0
Shares still expected to vest (in shares)	245,395				245,395	245,395	245,395
Estimated cost over the vesting period (US$ millions) | $	$ 9				$ 9	$ 9	$ 9
2017 Deferred Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)		438,505
Additional shares granted (in shares)					29,406
Revision for forfeitures (in shares)					(74,325)
Revision for cancellations (in shares)					0
Total before issuances (in shares)					393,586
Shares issued (in shares)	(99,399)	(2,686)
Shares still expected to vest (in shares)	291,501				291,501	291,501	291,501
Estimated cost over the vesting period (US$ millions) | $	$ 20				$ 20	$ 20	$ 20
2016 Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)			200,617
Additional shares granted (in shares)						0
Revision for forfeitures (in shares)						(49,164)
Revision for cancellations (in shares)						0
Total before issuances (in shares)						151,453
Shares issued (in shares)	(2,050)	(752)	(1,214)
Shares still expected to vest (in shares)	147,437				147,437	147,437	147,437
Estimated cost over the vesting period (US$ millions) | $	$ 8				$ 8	$ 8	$ 8
2016 Deferred Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)			287,316
Additional shares granted (in shares)						0
Revision for forfeitures (in shares)						(77,924)
Revision for cancellations (in shares)						0
Total before issuances (in shares)						209,392
Shares issued (in shares)	(46,039)	(43,579)	(1,733)
Shares still expected to vest (in shares)	118,041				118,041	118,041	118,041
Estimated cost over the vesting period (US$ millions) | $	$ 12				$ 12	$ 12	$ 12
2015 Deferred Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)				237,620
Additional shares granted (in shares)							0
Revision for forfeitures (in shares)							(68,121)
Revision for cancellations (in shares)							0
Total before issuances (in shares)							169,499
Shares issued (in shares)	(100,630)	(30,124)	(38,745)
Estimated cost over the vesting period (US$ millions) | $	$ 12				12	12	$ 12
2015 CEO Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)				77,344
Additional shares granted (in shares)							3,537
Revision for forfeitures (in shares)							0
Revision for cancellations (in shares)							0
Total before issuances (in shares)							80,881
Shares issued (in shares)	(26,961)	(28,139)	(25,781)
Estimated cost over the vesting period (US$ millions) | $	$ 6				6	6	$ 6
2015 Executive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)				40,664
Additional shares granted (in shares)							0
Revision for forfeitures (in shares)							0
Revision for cancellations (in shares)							0
Total before issuances (in shares)							40,664
Shares issued (in shares)	(19,022)	0	0
Performance conditions							(21,642)
Estimated cost over the vesting period (US$ millions) | $	$ 2				2	2	$ 2
2015 Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)				98,137
Additional shares granted (in shares)							0
Revision for forfeitures (in shares)							(37,452)
Revision for cancellations (in shares)							0
Total before issuances (in shares)							60,685
Shares issued (in shares)	(27,619)	(357)	(771)
Performance conditions							(31,938)
Estimated cost over the vesting period (US$ millions) | $	$ 4				$ 4	$ 4	$ 4